Fees Summary	Dec. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 451,275,265.80
Previously Paid Amount	0.00
Total Fee Amount	62,321.11
Total Offset Amount	0.00
Net Fee	$ 62,321.11